Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders Equity Tables
Schedule of Stockholders Equity

As of June 30, 2015, the Company had common shares reserved for future issuance under the Company's stock plans.

	Number of Common Shares Issued	Value of Common Shares and Vested Options
Common Shares for Cash, net	11,021,170	$3,547,048
Share-Based Compensation	722,487	$630,100
Warrants Exercised	999,667	$-

For the year ended December 31, 2014, the Company issued the following common stock:

	Number of Common	Value
	Shares Issued	Recorded
Common Shares for Acquisition	204,750	$210,913
Share-Based Compensation	47,606	$2,046,074
Common Shares for Series AA Conversion	2,605,513	$1,171,375
Warrants and Options Exercised	6,340,775	$3,072,170

For the year ended December 31, 2013, the Company issued the following common stock:

	Number of Common	Value
	Shares Issued	Recorded
Common Shares for Acquisition	835,810	$1,118,173
Common Shares for Goods and Services	793,679	$553,360
Common Shares for Convertible Note	940,000	$470,000
Common Shares for Cash	9,357,578	$8,178,471
Warrants and Options Exercised	757,864	$-